Change in Benefit Obligations (Detail) - Foreign Plan - Pension Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 32,906	$ 27,369
Service cost	112	75	$ 78
Interest cost	929	1,017	1,140
Plan participants' contributions	22	22
Expenses	(8)	8	0
Benefits paid	(68)	(104)
Actuarial loss	658	10,057
Foreign currency exchange rate changes	3,208	(5,538)
Benefit obligation at end of year	37,759	32,906	27,369
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	6,928	8,537
Service cost	243	352
Interest cost	54	82
Plan participants' contributions	120	150
Settlement	(1,019)	(909)
Prior service cost	0	(88)
Transferred (benefits paid)/balances	(76)	53
Actuarial loss	(626)	(1,157)
Foreign currency exchange rate changes	303	(92)
Benefit obligation at end of year	$ 5,927	$ 6,928	$ 8,537